SUBSEQUENT EVENTS (Details) $ / shares in Units, $ in Thousands	1 Months Ended			6 Months Ended
	Aug. 31, 2021 USD ($) very_large_crude_carrier	Jul. 31, 2021 USD ($) very_large_crude_carrier $ / shares shares	Jun. 30, 2021 USD ($) very_large_crude_carrier shares	Jun. 30, 2021 USD ($) very_large_crude_carrier shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares
Subsequent Event [Line Items]
Issued share capital | $			$ 197,692	$ 197,692		$ 197,692
Common stock, shares issued (in shares) | shares			197,692,321	197,692,321		197,692,321
Payments to acquire vessels and equipment | $			$ 180,000	$ 181,980	$ 152,846
Number of assets agreed to acquire | very_large_crude_carrier			2	2
Subsequent Event
Subsequent Event [Line Items]
Shares issued on exercise of options (in shares) | shares		339,000,000
Shares issued, price per share (in dollars per share) | $ / shares		$ 5.70
Issued share capital | $		$ 198,031,321
Common stock, shares issued (in shares) | shares		198,031,321
Deposits paid to acquire vessels and equipment | $		$ 18,000
Payments to acquire vessels and equipment | $		$ 180,000
Number of assets agreed to acquire | very_large_crude_carrier		2
Subsequent Event | Term loan facility $130.0 million
Subsequent Event [Line Items]
Number of newbuild vessels partially financed by term loan facility | very_large_crude_carrier	2
Number of newbuild vessels financed by term loan facility | very_large_crude_carrier	6
Subsequent Event | Term loan facility $130.0 million | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate	1.70%
Subsequent Event | Term loan facility $130.0 million | Loans Payable
Subsequent Event [Line Items]
Debt instrument, face amount | $	$ 130,000
Debt instrument, term	5 years
Interest rate amortization profile	20 years
Subsequent Event | Term loan facility $58.5 million (SEB)
Subsequent Event [Line Items]
Number of newbuild vessels partially financed by term loan facility | very_large_crude_carrier	1
Number of newbuild vessels financed by term loan facility | very_large_crude_carrier	2
Subsequent Event | Term loan facility $58.5 million (SEB) | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate	1.70%
Subsequent Event | Term loan facility $58.5 million (SEB) | Loans Payable
Subsequent Event [Line Items]
Debt instrument, face amount | $	$ 58,500
Debt instrument, term	5 years
Interest rate amortization profile	20 years
Subsequent Event | Term loan facility $58.5 million (KFW-IPEX)
Subsequent Event [Line Items]
Number of newbuild vessels partially financed by term loan facility | very_large_crude_carrier	1
Number of newbuild vessels financed by term loan facility | very_large_crude_carrier	2
Subsequent Event | Term loan facility $58.5 million (KFW-IPEX) | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate	1.70%
Subsequent Event | Term loan facility $58.5 million (KFW-IPEX) | Loans Payable
Subsequent Event [Line Items]
Debt instrument, face amount | $	$ 58,500
Debt instrument, term	5 years
Interest rate amortization profile	20 years
Subsequent Event | John Fredriksen
Subsequent Event [Line Items]
Shares issued on exercise of options (in shares) | shares		198,000,000
Subsequent Event | Inger M. Klemp
Subsequent Event [Line Items]
Shares issued on exercise of options (in shares) | shares		120,000,000
Subsequent Event | Ola Lorentzon
Subsequent Event [Line Items]
Shares issued on exercise of options (in shares) | shares		21,000,000